Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Category	Estimated useful lives
Building	20 years
Electronic equipment	3 to 5 years
Transportation equipment	4 years
Machinery Equipment	10 years
Other Equipment	5 to 10 years
Building Improvement	20 years

Schedule of Disaggregation of Revenue	The Company’s disaggregation of revenue for the years ended December 31, 2024,2023 and 2022 are as follows:
	Years ended December 31,
	2024	2023	2022
Revenue from sales of products through offline	$142,552,273	$132,285,817	$127,864,968
Revenue from sales of products through online platforms	2,076,782	1,782,500	2,924,437
Total revenue	$144,629,055	$134,068,317	$130,789,405

Schedule of Revenues by Product Categories

The summary of the Company’s total revenues by product categories for the years ended December 31, 2024, 2023 and 2022 was as follows:

	Years ended December 31,
	2024	2023	2022
Revenue from sales of cured pork sausages	$56,415,055	$48,589,050	$53,437,430
Revenue from sales of cured pork meat	16,558,601	21,972,199	19,151,374
Revenue from sales of other cured meat products	13,042,373	12,714,581	15,804,689
Revenue from sales of snack products	50,541,248	43,635,556	35,906,342
Revenue from sales of frozen meat products	8,071,778	7,156,931	6,489,570
Total revenue	$144,629,055	$134,068,317	$130,789,405